Trade and other receivables - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables.
ECL in respect of trade and other receivables	$ 739	$ 102